SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 03, 2021
List Of Accounting Policies [Abstract]
Disclosure of interests in subsidiaries
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of incorporation	Ownership percentage
Gildan Activewear SRL	Barbados	100%
Gildan Yarns, LLC	Delaware	100%
Gildan USA Inc.	Delaware	100%
Gildan Honduras Properties, S. de R.L.	Honduras	100%
Gildan Apparel (Canada) LP	Ontario	100%
Gildan Activewear (UK) Limited	United Kingdom	100%
Gildan Textiles de Sula, S. de R.L.	Honduras	100%
G.A.B. Limited	Bangladesh	100%
Gildan Activewear Honduras Textile Company, S. de R.L.	Honduras	100%
Gildan Activewear (Eden) Inc.	North Carolina	100%
Gildan Hosiery Rio Nance, S. de R.L.	Honduras	100%
Gildan Mayan Textiles, S. de R.L.	Honduras	100%
Gildan Charleston Inc.	Delaware	100%
Gildan Activewear Dominican Republic Textile Company Inc.	Barbados	100%
Gildan Honduras Trading, S. de R. L.	Honduras	100%
Gildan Choloma Textiles, S. de R. L.	Honduras	100%

Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 20 years
Other equipment	3 to 10 years
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2020

Cost
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193
Additions	3,812	8,549	10,826	5,657	13,794	42,638
Transfers	—	5,506	28,441	1,361	(35,308)	—
Disposals(1)	(741)	(1,438)	(118,492)	(3,619)	—	(124,290)
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541

Accumulated depreciation
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Depreciation	—	24,537	70,497	13,418	—	108,452
Disposals(1)	—	(304)	(94,883)	(2,750)	—	(97,937)
Write-downs and impairments	—	21	5,887	105	—	6,013
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Carrying amount, January 3, 2021	$123,549	$341,376	$374,633	$41,086	$16,156	$896,800
(1) Included in disposals for fiscal 2020 are manufacturing equipment with a cost of $106.8 million and accumulated depreciation of $84.2 million that were determined to be unrepairable due to damages resulting from the two hurricanes which impacted the Company’s operations in Central America in November 2020. See note 16 (c) for additional information. Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2019

Cost
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018
Additions	49,791	10,585	37,461	7,663	37,433	142,933
Transfers	—	5,169	43,564	8,660	(57,393)	—
Disposals	(270)	(7,792)	(16,533)	(4,163)	—	(28,758)
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193

Accumulated depreciation
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Depreciation	—	25,037	79,335	13,573	—	117,945
Disposals	—	(2,899)	(11,932)	(3,001)	—	(17,832)
Write-downs and impairments	—	1,875	6,657	1,025	—	9,557
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Carrying amount, December 29, 2019	$120,478	$353,013	$435,359	$48,460	$37,670	$994,980
DEPRECIATION AND AMORTIZATION:

	2020	2019

Depreciation of property, plant and equipment (note 8)	$108,452	$117,945
Depreciation of right-of-use assets (note 9)	14,656	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,676	3,059
Amortization of intangible assets, excluding software (note 10)	14,302	17,289
Amortization of software (note 10)	6,104	5,206
Depreciation and amortization included in net earnings	$147,190	$156,794

Disclosure of detailed information about intangible assets	Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2020	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324
Additions	—	—	46	3,113	—	3,159
Disposals	—	—	—	(7,941)	—	(7,941)
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542

Accumulated amortization
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Amortization	10,670	700	2,932	6,104	—	20,406
Disposals	—	—	—	(3,985)	—	(3,985)
Impairments	29,617	43,143	—	—	—	72,760
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Carrying amount, January 3, 2021	$82,358	$179,821	$8,449	$19,273	$—	$289,901

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864
DEPRECIATION AND AMORTIZATION:

	2020	2019

Depreciation of property, plant and equipment (note 8)	$108,452	$117,945
Depreciation of right-of-use assets (note 9)	14,656	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,676	3,059
Amortization of intangible assets, excluding software (note 10)	14,302	17,289
Amortization of software (note 10)	6,104	5,206
Depreciation and amortization included in net earnings	$147,190	$156,794